Short-Term Loan (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Date Entered into Agreement	2013-12-18
Short-term loan, Principal Amount	$ 35,000		$ 35,000
Interest expense	(970)		(1,305)
Interest rate	11.00%
Loan due	Sep. 30, 2014
Repayment of Loan	35,000		35,000
Interest Accrued	2,275
Loan Agmt
Date Entered into Agreement			2013-12-18
Short-term loan, Principal Amount			35,000
Interest rate			11.00%
Loan due			Sep. 30, 2014
Repayment of Loan			35,000
Interest Accrued			$ 1,305